Average Annual Total Returns - DWS RREEF Real Estate Securities Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	(4.74%)	6.48%	7.01%	18.40%	15.22%	12.77%	(6.12%)	5.44%	6.84%